PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	$ (0.3)	$ 2.5
Net of Loading	(0.3)	2.5
Ordinary new business
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	(0.1)	(0.1)
Net of Loading	(0.1)	(0.1)
Ordinary renewal
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	(0.5)	2.2
Net of Loading	(0.5)	2.2
Group life
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Gross	0.3	0.4
Net of Loading	$ 0.3	$ 0.4